UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 03/31/02 Check here if Amendment [X]; Amendment Number:
                                    This Amendment (check only one.):
                                          [ ]   is a restatement.
                                          [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Christopher Welch
       -----------------
Title:   Chief Financial Officer
         -----------------------
Phone:  212-396-8741
        ------------
Signature, Place, and Date of Signing:

/s/ Christopher Welch
----------------------
New York, New York
June 6, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:              0
                                                -

Form 13F Information Table Entry Total:           93
                                                  --

Form 13F Information Table Value Total:         $384,492 (thousands)
                                                 --------

List of Other Included Managers:

                        Provide a numbered list of the name(s) and Form 13F file
            number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         NONE


                                       2

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                         Common Stock     001957109     3,091     196,856          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC COM        Common Stock     00209A106       476      53,183          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories               Common Stock     002824100     3,391      64,475          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals          Common Stock     009158106     3,604      69,785          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
ALBERTO CULVER CO CL B CONV       Common Stock     013068101     4,041      74,840          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC COM                     Common Stock     013817101     5,624     149,009          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
American Intl Grp                 Common Stock     026874107     1,415      19,618          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC COM        Common Stock     035229103     3,935      75,375          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
AUTODESK INC COM                  Common Stock     052769106     3,905      83,630          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
AVENTIS SPONSORED ADR             ADR Stock        053561106     5,487      79,804          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                  Common Stock     057224107     4,753     124,260          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp              Common Stock     060505104     3,506      51,545          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC COM             Common Stock     064057102     6,288     149,648          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC COM                  Common Stock     086516101     3,682      46,485          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
BIOMET INC COM                    Common Stock     090613100     2,863     105,789          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Block H&R                         Common Stock     093671105     3,302      74,290          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO COM                     Common Stock     097023105       742      15,375          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP COM                      Common Stock     126408103     3,393      89,030          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
CADBURY SCHWEPPES PLC ADR         ADR Stock        127209302     5,637     203,145          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC COM           Common Stock     14149Y108     4,069      57,404          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL COM           Common Stock     149123101     7,063     124,246          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                Common Stock     166764100       678       7,515          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC COM                 Common Stock     17275R102     2,112     124,764          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Citigroup                         Common Stock     172967101     6,799     137,289          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP CL A SPL             Common Stock     200300200       247       7,770          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC COM                   Common Stock     219350105        91      11,938          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants Inc            Common Stock     237194105     4,679     115,270          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
DELUXE CORP COM                   Common Stock     248019101     3,370      72,845          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------


                                                          Page 1 of 4


------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DIAGEO P L C SPON ADR NEW         ADR Stock        25243Q205       330       6,295          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILL COM        Common Stock     25271C102     1,833      58,625          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data System Corp       Common Stock     285661104     8,328     143,615          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp                    Common Stock     292845104     4,129     133,065          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                  Common Stock     30231G102     1,786      40,743          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae (Fed Natl Mtg Assoc)   Common Stock     313586109     5,250      65,727          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP COM                    Common Stock     31428X106    10,144     174,590          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp                   Common Stock     319963104     4,202      48,160          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp                        Common Stock     343412102     5,020     123,080          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc                Common Stock     349631101     4,478      90,700          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO COM               Common Stock     369604103     1,480      39,517          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
General Mills                     Common Stock     370334104     3,377      69,135          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
GENUINE PARTS CO COM              Common Stock     372460105     3,736     101,605          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Grainger W W                      Common Stock     384802104     3,976      70,705          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COM            Common Stock     438516106     5,226     136,563          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP COM                    Common Stock     458140100     2,574      84,634          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC MSCI JAPAN            ADR Stock        464286848       144      17,675          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM             Common Stock     478160104     8,848     136,229          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP COM               Common Stock     482480100     3,813      57,340          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO COM                    Common Stock     487836108     3,483     103,745          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS COM        Common Stock     49455P101     7,565     156,215          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP COM                    Common Stock     500255104     5,033      70,739          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO COM                     Common Stock     501044101     6,341     286,166          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group Inc Cl A       Common Stock     529771107     3,114      54,460          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP COM          Common Stock     539830109    12,066     209,560          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP COM                    Common Stock     540424108     3,545      60,515          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
LUBRIZOL CORP COM                 Common Stock     549271104     1,726      49,605          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS COM          Common Stock     571748102       243       2,157          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------

                                                            Page 2 of 4


------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials         Common Stock     573284106     5,817     137,780          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                     Common Stock     58155Q103     8,930     238,575          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock     585055106     6,897     152,556          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                    Common Stock     594918104     8,188     135,758          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC COM                  Common Stock     620076109     3,223     226,937          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL SEMICONDUCTOR COM        Common Stock     637640103     3,556     105,555          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc                  Common Stock     676220106     3,829     192,885          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP COM                   Common Stock     68389X105     2,821     220,390          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP COM                   Common Stock     695257105     3,788     189,210          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC COM                   Common Stock     713448108    11,066     214,879          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                    Common Stock     717081103     1,291      32,494          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos                 Common Stock     718154107     3,812      72,380          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Phillips Pete Co                  Common Stock     718507106     4,003      63,735          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                  Common Stock     742718109     7,247      80,436          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO COM         Common Stock     743315103     4,430      26,585          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO COM NEW               Common Stock     755111507     2,629      64,055          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto Plc Spons Adr           ADR Stock        767204100     5,768      72,105          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
St Jude Medical                   Common Stock     790849103     4,871      63,142          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
St Paul Cos Inc                   Common Stock     792860108     4,862     106,038          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP COM          Common Stock     806605101     3,572     114,110          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO COM            Common Stock     812387108     3,847      75,030          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
SONY CORP ADR NEW                 ADR Stock        835699307       907      17,543          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW COM               Common Stock     872540109     4,260     106,476          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP COM                      Common Stock     873168108     4,381      80,365          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp             Common Stock     88033G100     5,078      75,772          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM              Common Stock     882508104       220       6,660          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
Total S A Sponsored Adr           ADR Stock        89151E109     5,744      74,985          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
TRICON GLOBAL REST COM            Common Stock     895953107     3,561      60,590          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------


                                                            Page 3 of 4



------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
USA ED INC COM                    Common Stock     90390U102     4,577      46,800          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP COM           Common Stock     908068109     3,617      76,315          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP COM                   Common Stock     915289102     3,823      98,145          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW SPONSORED
ADR                               ADR Stock        92857W100     3,495     189,653          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
WASTE MGMT INC DEL COM            Common Stock     94106L109     3,587     131,635          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HLT NETW NEW COM        Common Stock     94973H108     3,420      53,715          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW COM          Common Stock     949746101     7,072     143,153          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO COM              Common Stock     982526105     3,528      66,185          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
XL CAP LTD CL A                   ADR Stock        G98255105     5,832      62,470          X      0        0        x    0     0
------------------------------------------------------------------------------------------------------------------------------------
                                                               384,492


                                                       Page 4 of 4